Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Operating revenues
Time charter revenues	$ 136,320	$ 51,425
Voyage charter revenues	268,265	143,793
Finance lease interest income	1,154	0
Other income	13,120	2,237
Total operating revenues	418,859	197,455
Gain on cancellation and sale of newbuilding contracts	0	63,735
Voyages expenses and commissions	67,514	51,963
Contingent rental income	(2,654)	0
Ship operating expenses	61,945	28,673
Charter hire expense	34,552	17,076
Impairment loss on vessels	25,480	0
Administrative expenses	18,887	2,786
Depreciation	73,321	18,980
Total operating expenses	279,045	119,478
Net operating income	139,814	141,712
Other income (expenses)
Interest income	183	8
Interest expenses	(27,773)	(6,023)
Share of results from associated company	0	2,727
Foreign currency exchange gain (loss)	183	(57)
Impairment loss on securities	6,914	1,138
Mark to market loss on derivatives	(12,260)	(2,258)
Other non-operating items	311	(72)
Net other expenses	(46,270)	(6,813)
Net income before income taxes and non-controlling interest	93,544	134,899
Income tax expense	(104)	0
Net income from continuing operations	93,440	134,899
Net loss from discontinued operations	0	(131,006)
Net income	93,440	3,893
Net (income) loss attributable to non-controlling interest	(222)	30,305
Net income attributable to the Company	$ 93,218	$ 34,198
Basic and diluted earnings per share attributable to the Company from continuing operations ($ per share)	$ 0.60	$ 1.15
Basic and diluted loss per share attributable to the Company from discontinued operations ($ per share)	0.00	(0.86)
Basic and diluted loss per share attributable to Frontline Ltd. ($ per share)	0.60	0.29
Cash dividends per share declared, as restated for reverse business acquisition and reverse share split ($ per share)	$ 0.75	$ 0.00